UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE LARGE CAP VALUE FUND

FORM N-Q

JANUARY 31, 2017

CLEARBRIDGE LARGE CAP VALUE FUND

Schedule of investments (unaudited)	January 31, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.9%
CONSUMER DISCRETIONARY - 14.0%
Media - 11.6%
Charter Communications Inc., Class A Shares	109,251	$35,391,861	*
DISH Network Corp., Class A Shares	837,538	49,557,124	*
SES, FDR	771,936	15,035,027	(a)
Time Warner Inc.	559,053	54,144,283
Twenty-First Century Fox Inc., Class B Shares	1,155,941	35,845,730

Total Media		189,974,025

Multiline Retail - 0.9%
Target Corp.	217,594	14,030,461

Specialty Retail - 1.5%
Home Depot Inc.	172,753	23,767,358

TOTAL CONSUMER DISCRETIONARY		227,771,844

CONSUMER STAPLES - 8.1%
Beverages - 0.8%
Anheuser-Busch InBev SA/NV, ADR	122,965	12,820,331

Food & Staples Retailing - 2.6%
CVS Health Corp.	537,533	42,362,975

Household Products - 1.0%
Kimberly-Clark Corp.	137,806	16,692,441

Tobacco - 3.7%
Philip Morris International Inc.	337,719	32,464,928
Reynolds American Inc.	458,764	27,585,479

Total Tobacco		60,050,407

TOTAL CONSUMER STAPLES		131,926,154

ENERGY - 12.4%
Energy Equipment & Services - 5.7%
Halliburton Co.	802,933	45,421,920
National-Oilwell Varco Inc.	517,809	19,578,358
Schlumberger Ltd.	335,360	28,072,986

Total Energy Equipment & Services		93,073,264

Oil, Gas & Consumable Fuels - 6.7%
Chevron Corp.	276,166	30,751,084
Exxon Mobil Corp.	372,605	31,257,834
Royal Dutch Shell PLC, ADR, Class A Shares	365,265	19,866,763
Suncor Energy Inc.	865,774	26,873,625

Total Oil, Gas & Consumable Fuels		108,749,306

TOTAL ENERGY		201,822,570

FINANCIALS - 26.1%
Banks - 13.4%
Bank of America Corp.	936,870	21,210,737
Citigroup Inc.	555,653	31,022,107
JPMorgan Chase & Co.	764,853	64,729,509
U.S. Bancorp	889,615	46,838,230
Wells Fargo & Co.	979,839	55,194,331

Total Banks		218,994,914

Capital Markets - 2.9%
Bank of New York Mellon Corp.	431,345	19,294,062
State Street Corp.	357,181	27,217,192

Total Capital Markets		46,511,254

Consumer Finance - 4.5%
American Express Co.	435,925	33,295,951
Capital One Financial Corp.	225,426	19,699,978
Synchrony Financial	549,333	19,677,108

Total Consumer Finance		72,673,037

See Notes to Schedule of Investments.

CLEARBRIDGE LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
Insurance - 5.3%
Marsh & McLennan Cos. Inc.	403,483	$27,444,914
MetLife Inc.	363,007	19,751,211
Progressive Corp.	475,488	17,802,271
Travelers Cos. Inc.	186,657	21,984,461

Total Insurance		86,982,857

TOTAL FINANCIALS		425,162,062

HEALTH CARE - 12.2%
Biotechnology - 1.8%
Amgen Inc.	180,880	28,340,279

Health Care Providers & Services - 4.5%
AmerisourceBergen Corp.	235,010	20,511,673
Anthem Inc.	218,902	33,741,554
UnitedHealth Group Inc.	118,170	19,155,357

Total Health Care Providers & Services		73,408,584

Pharmaceuticals - 5.9%
Johnson & Johnson	250,588	28,379,091
Merck & Co. Inc.	642,186	39,809,110
Novartis AG, ADR	178,331	13,182,228
Teva Pharmaceutical Industries Ltd., ADR	457,864	15,306,393

Total Pharmaceuticals		96,676,822

TOTAL HEALTH CARE		198,425,685

INDUSTRIALS - 8.9%
Aerospace & Defense - 1.6%
United Technologies Corp.	242,497	26,594,646

Industrial Conglomerates - 4.9%
General Electric Co.	1,229,688	36,521,733
Honeywell International Inc.	365,840	43,286,189

Total Industrial Conglomerates		79,807,922

Machinery - 2.4%
Illinois Tool Works Inc.	306,890	39,036,408

TOTAL INDUSTRIALS		145,438,976

INFORMATION TECHNOLOGY - 8.6%
Communications Equipment - 1.7%
Motorola Solutions Inc.	340,035	27,444,225

Electronic Equipment, Instruments & Components - 1.9%
TE Connectivity Ltd.	416,322	30,953,541

IT Services - 1.1%
Conduent Inc.	395,109	5,910,831	*
International Business Machines Corp.	74,485	12,999,122

Total IT Services		18,909,953

Software - 3.1%
Microsoft Corp.	478,240	30,918,216
Nuance Communications Inc.	1,201,781	19,060,246	*

Total Software		49,978,462

Technology Hardware, Storage & Peripherals - 0.8%
Xerox Corp.	1,975,546	13,690,534

TOTAL INFORMATION TECHNOLOGY		140,976,715

See Notes to Schedule of Investments.

CLEARBRIDGE LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY		SHARES	VALUE
MATERIALS - 5.9%
Chemicals - 0.8%
Air Products & Chemicals Inc.		97,989	$13,694,943

Construction Materials - 1.8%
Martin Marietta Materials Inc.		127,350	29,239,560

Containers & Packaging - 1.7%
Crown Holdings Inc.		500,175	27,094,480	*

Metals & Mining - 1.6%
Freeport-McMoRan Inc.		1,577,630	26,267,539	*

TOTAL MATERIALS			96,296,522

REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
American Tower Corp.		202,066	20,913,831

UTILITIES - 1.4%
Multi-Utilities - 1.4%
Sempra Energy		230,810	23,632,636

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $996,195,040)			1,612,366,995

	RATE
SHORT-TERM INVESTMENTS - 1.2%
State Street Institutional Treasury Money Market Fund, Premier Class (Cost - $18,961,347)	0.424%	18,961,347	18,961,347

TOTAL INVESTMENTS - 100.1% (Cost - $1,015,156,387#)			1,631,328,342
Liabilities in Excess of Other Assets - (0.1)%			(926,988)

TOTAL NET ASSETS - 100.0%			$1,630,401,354

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
FDR	— Fiduciary Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$212,736,817	$15,035,027	—	$227,771,844
Other Common Stocks	1,384,595,151	—	—	1,384,595,151

Total Long-Term Investments	1,597,331,968	15,035,027	—	1,612,366,995

Short-Term Investments†	18,961,347	—	—	18,961,347

Total Investments	$1,616,293,315	$15,035,027	—	$1,631,328,342

†	See Schedule of Investments for additional detailed categorizations.

For the period ended January 31, 2017, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At January 31, 2017, securities valued at $15,035,027 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

2. Investments

At January 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$637,982,221
Gross unrealized depreciation	(21,810,266)

Net unrealized appreciation	$616,171,955

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 23, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 23, 2017